Property, Equipment and Rou Assets, Net - Schedule of Property, Equipment and ROU Assets (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment		$ 2,330,559	$ 2,605,310
Less: accumulated depreciation and amortization		(1,338,360)	(1,355,311)
Property, equipment and ROU assets, net	$ 642,884	992,199	1,249,999
Right-of-Use Assets (leases) [Member]
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment		1,901,468	2,135,811
Equipment [Member]
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment		$ 429,091	429,090
Furnishing [Member]
Schedule of Property, Equipment and ROU Assets [Line Items]
Property and equipment			$ 40,409